United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2003

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ August 20, 2003

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Cl. B           COM              013068101     8600   168300 SH       SOLE                   168300
Bristol-Myers Squibb           COM              110122108      202     7500 SH       SOLE                     7500
British Petroleum              COM              055622104      219     5200 SH       SOLE                     5200
Caterpillar                    COM              149123101     5683   102105 SH       SOLE                   102105
Cintas Corp.                   COM              172908105     7022   198200 SH       SOLE                   198200
Colonial Municpal Tr           COM              195768106      234    21700 SH       SOLE                    21700
Consol Energy, Inc.            COM              20854P109     9230   405900 SH       SOLE                   405900
Constellation Copper           COM              21036T100       46  1242280 SH       SOLE                  1242280
Fastenal Co.                   COM              311900104     9333   275000 SH       SOLE                   275000
Gardner Denver, Inc.           COM              365558105     8702   425300 SH       SOLE                   425300
Hathor Exploration             COM              419018106      111   499999 SH       SOLE                   499999
Health Mgmt. Assoc.            COM              421933102     8773   475500 SH       SOLE                   475500
Helmerich & Payne              COM              423452101     9359   320500 SH       SOLE                   320500
J.P. Morgan                    COM              46625H100      206     6100 SH       SOLE                     6100
Japan Small Cap. Fd            COM              47109U104     3892   470600 SH       SOLE                   470600
Jumbo Development              COM              48138P108      220   990000 SH       SOLE                   990000
Linear Technology              COM              535678106    18808   583929 SH       SOLE                   583929
MBIA, Inc.                     COM              55262C100     8329   170850 SH       SOLE                   170850
Mettler-Toledo Int'l           COM              592688105    12151   331547 SH       SOLE                   331547
Molex Inc. Cl A                COM              608554200     8315   359200 SH       SOLE                   359200
Occidental Petroleum           COM              674599105      201     6000 SH       SOLE                     6000
Robert Half Int'l              COM              770323103    11646   614900 SH       SOLE                   614900
St. Mary Land & Exp.           COM              792228108    35880  1314281 SH       SOLE                  1314281
Sungard Data Systems           COM              867363103      259    10000 SH       SOLE                    10000
Tidewater Inc.                 COM              886423102    10119   344550 SH       SOLE                   344550
Veritas Software               COM              923436109      245     8500 SH       SOLE                     8500
Verizon Comm.                  COM              077853109      250     6342 SH       SOLE                     6342
Walgreen Co.                   COM              931422109     8807   292600 SH       SOLE                   292600
Waters Corporation             COM              941848103    12118   416000 SH       SOLE                   416000
Westport Resources             COM              961418100    11966   526000 SH       SOLE                   526000